Capital Stock - Additional Information 1 (Detail) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				12 Months Ended
	Jan. 31, 2016	Feb. 28, 2015	Jan. 31, 2014	Jan. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Antidilutive securities, shares					7,000,000	4,500,000	6,800,000
Percentage of additional vest on succeeding anniversaries					25.00%
Compensation expense					$ 100,000	$ 148,000	$ 136,000
Stock-based compensation expenses, after tax					65,000	95,000	94,000
Restricted stock, capitalized					$ 53,000	$ 62,000	55,000
Unvested restricted stock units					4,570,203
Weighted average grant date fair value per share					$ 61.65
Total Shareholder Return Stock Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares outstanding					172,000	354,000
Compensation expense					$ 648	$ 18,000	27,000
Stock-based compensation expenses, after tax					418	11,000	17,000
Restricted stock, capitalized					0	$ 7,000	$ 13,000
Total compensation cost related to non-vested options not yet recognized					$ 4,700
Unvested restricted stock units					172,212
Weighted-average remaining life of unvested restricted stock units					1 year 9 months 18 days
Weighted average grant date fair value per share					$ 0
Conditional Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares outstanding					500,972
Compensation expense					$ 3,400
Stock-based compensation expenses, after tax					2,200
Restricted stock, capitalized					1,400
Total compensation cost related to non-vested options not yet recognized					$ 29,000
Weighted-average remaining life of unvested restricted stock units					2 years 4 months 24 days
2013 Total Shareholder Return Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Initial conditional restricted stock unit awards granted to eligible employees				1,232,176
Nonvested shares outstanding								918,016
Minimum units awarded based upon measurement					0
Maximum units awarded based upon measurement					216,434
Total awards, outstanding					108,217
2014 Total Shareholder Return Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Initial conditional restricted stock unit awards granted to eligible employees			157,406
Minimum units awarded based upon measurement					0
Maximum units awarded based upon measurement					127,990
Total awards, outstanding					63,995
Performance Program 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Initial conditional restricted stock unit awards granted to eligible employees		602,304
Minimum units awarded based upon measurement					0
Maximum units awarded based upon measurement					751,458
Total awards, outstanding					500,972
Performance Program 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum units awarded based upon measurement					0
Maximum units awarded based upon measurement					1,710,526
Weighted average grant date fair value per share					$ 36.55
Performance Program 2016 [Member] | Subsequent Event [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Initial conditional restricted stock unit awards granted to eligible employees	855,263
Total Shareholder Return Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares allocation percentage					50.00%
Business Performance Program [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested shares outstanding					501,000
Percentage of shares awarded					150.00%
Weighted average grant date fair value per share					$ 66.63
Business Performance Program [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting percentage					50.00%
Remaining shares vesting percentage					50.00%
Shares vesting period					3 years
Business Performance Program [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares awarded					0.00%
Share-based Compensation Award, Tranche One [Member] | Business Performance Program [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares vesting percentage					50.00%
Mandatory Convertible Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Antidilutive securities, shares							8,300,000